PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4:         PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2017	2018

Prepaid expenses	$4,089	$2,879
Hedging transaction assets	315	1,014
Government authorities	2,533	1,452
Other current assets	470	1,004

	$7,407	$6,349